Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments
Summary of financial assets and financial liabilities

		Financial Assets	Financial Liabilities
As at December 31, 2023	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$17,379	$—
Amounts receivable (excluding sales taxes and prepaid expenses)	—	18,797	—
Investments and prepaid gold interests	46,496	—	—
Loans receivable	—	21,486	—
Amounts payable and other liabilities	—	—	15,666
Debt	—	—	57,000
Total	$46,496	$57,662	$72,666

		Financial Assets	Financial Liabilities
As at December 31, 2022	FVTPL	at amortized cost	at amortized cost
Cash and cash equivalents	$—	$71,098	$—
Amounts receivable (excluding sales taxes and prepaid expenses)	—	8,061	—
Investments and prepaid gold interests	9,906	—	—
Loans receivable	—	11,096	—
Amounts payable and other liabilities	—	—	11,320
Total	$9,906	$90,255	$11,320